BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS

January 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (97.8%)
	BELGIUM (4.6%)
	CONSUMER NON-CYCLICAL
17,565	Anheuser-Busch InBev S.A. NV	$1,324,283
	FINANCIALS
17,190	KBC Group NV	1,256,784
	Total Belgium	2,581,067

	CANADA (8.1%)
	CONSUMER CYCLICAL
67,119	Alimentation Couche-Tard, Inc. (Class B)	2,245,338
	FINANCIALS
3,271	Fairfax Financial Holdings, Ltd.	1,465,029
7,685	Intact Financial Corp.	833,338
		2,298,367
	Total Canada	4,543,705

	FRANCE (5.3%)
	CONSUMER NON-CYCLICAL
74,232	Bureau Veritas S.A	2,047,854
9,391	Sanofi	905,052
	Total France	2,952,906

	GERMANY (4.9%) BASIC MATERIALS
29,515	Fuchs Petrolub SE	1,202,333
	FINANCIALS
9,158	Deutsche Boerse AG	1,492,535
	Total Germany	2,694,868

	IRELAND (5.5%) BASIC MATERIALS
9,723	Linde, Plc.	1,975,033
	CONSUMER NON-CYCLICAL
19,602	Perrigo Co., Plc.	1,118,098
	Total Ireland	3,093,131

	ITALY (2.3%) CONSUMER NON-CYCLICAL
131,615	Davide Campari-Milano SpA	1,272,566
	Total Italy	1,272,566

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued) NETHERLANDS (5.2%)
	CONSUMER NON-CYCLICAL
13,540	Heineken Holding NV	$1,331,439
27,103	Unilever NV	1,575,187
	Total Netherlands	2,906,626

	SWITZERLAND (7.8%)
	CONSUMER NON-CYCLICAL
22,785	Alcon, Inc.[1]	1,344,116
10,340	Nestle S.A.	1,139,817
20,085	Novartis AG	1,897,172
	Total Switzerland	4,381,105

	UNITED KINGDOM (12.9%)
	CONSUMER CYCLICAL
14,405	InterContinental Hotels Group, Plc.	886,870
	CONSUMER NON-CYCLICAL
60,045	Diageo, Plc.	2,373,248
23,155	Reckitt Benckiser Group, Plc.	1,915,789
		4,289,037
	FINANCIALS
2,704,950	Lloyds Banking Group, Plc.	2,011,288
	Total United Kingdom	7,187,195

	UNITED STATES (41.2%)
	BASIC MATERIALS
13,512	Celanese Corp. (Series A)	1,398,492
	COMMUNICATIONS
2,879	Alphabet, Inc. (Class C)[1]	4,129,148
696	Booking Holdings, Inc.[1]	1,274,063
		5,403,211
	CONSUMER CYCLICAL
34,733	Copart, Inc.[1]	3,524,010
3,212	Costco Wholesale Corp.	981,330
		4,505,340
	CONSUMER NON-CYCLICAL
19,083	Colgate-Palmolive Co.	1,407,944
5,861	FleetCor Technologies, Inc.[1]	1,847,563
22,869	Henry Schein, Inc.[1]	1,576,589
17,122	Zoetis, Inc. (Class A)	2,297,944
		7,130,040
	FINANCIALS
5,018	Mastercard, Inc. (Class A)	1,585,387

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

Shares		Value
	COMMON STOCK (continued)
	UNITED STATES (continued)
	TECHNOLOGY
56,829	Oracle Corp.	$2,980,681

	Total United States	23,003,151
	Total Common Stock (Cost $38,694,558)	54,616,320

TOTAL INVESTMENTS (Cost $38,694,558)[2]	97.8%	$54,616,320
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES	2.2%	1,252,766
NET ASSETS	100.0%	$55,869,086

___________

1	Non-income producing security.
2	The aggregate cost for federal income tax purposes is $38,694,558, the aggregate gross unrealized appreciation is $17,976,042 and the aggregate gross unrealized depreciation is $2,054,280, resulting in net unrealized appreciation of $15,921,762.

The BBH Global Core Select Fund’s (the “Fund”) country diversification is based on the respective security’s country of incorporation.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

FAIR VALUE MEASUREMENTS

The Fund is required to disclose information regarding the fair value measurements of the Fund’s assets and liabilities. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The disclosure requirement established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the Fund’s own considerations about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Authoritative guidance establishes three levels of the fair value hierarchy as follows:

—	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.
—	Level 2 – significant other observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.).
—	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of assets and liabilities).

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires judgment by the investment adviser. The investment adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the investment adviser’s perceived risk of that instrument.

Financial assets within Level 1 are based on quoted market prices in active markets. The Fund does not adjust the quoted price for these instruments.

Financial instruments that trade in markets that are not considered to be active but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include investment-grade corporate bonds, U.S. Treasury notes and bonds, and certain non- U.S. sovereign obligations, listed equities and over-the-counter derivatives and foreign equity securities whose values could be impacted by events occurring before the Fund’s pricing time, but after the close of the securities’ primary markets and are, therefore, fair valued according to procedures adopted by the Board of Trustees. As Level 2 financial assets include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

Financial assets classified within Level 3 have significant unobservable inputs, as they trade infrequently. Level 3 financial assets include private equity and certain corporate debt securities.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

BBH GLOBAL CORE SELECT

PORTFOLIO OF INVESTMENTS (continued)

January 31, 2020 (unaudited)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2020.

Investments, at value	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of January 31, 2020
Common Stock:
Basic Materials	$3,373,525	$1,202,333	$–	$4,575,858
Communications .	5,403,211	–	–	5,403,211
Consumer Cyclical.	6,750,678	886,870	–	7,637,548
Consumer Non-Cyclical	8,248,138	17,126,523	–	25,374,661
Financials	3,883,754	4,760,607	–	8,644,361
Technology	2,980,681	–	–	2,980,681
Investments, at value	$30,639,987	$23,976,333	$–	$54,616,320

Portfolio holdings are shown as of the date indicated. Since market conditions fluctuate suddenly and frequently, the portfolio holdings may change and this list is not indicative of future portfolio composition. These portfolio holdings are not intended to be and do not constitute recommendations that others buy, sell, or hold any of the securities listed.

For more complete information on the Fund, call 1-800-575-1265 for a prospectus or visit www.bbhfunds.com. You should consider the Fund's investment objectives, risks, charges, and expenses carefully before you invest. Information about these and other important subjects is in the Fund's prospectus, which you should read carefully before investing.

The BBH Funds are managed by a separately identifiable department within Brown Brothers Harriman & Co. Shares of the Fund are distributed by ALPS Distributors, Inc. located at 1290 Broadway, Suite 1100, Denver, C0 80203.